Debt - Summary of Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 7,374		$ 6,255
Less current portion of debt	(213)		(115)
Borrowings	$ 7,161		$ 6,140
4.5% notes due January 2021
Disclosure of detailed information about borrowings [line items]
Interest rate of notes			4.50%	4.50%
4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.75%	4.75%	4.75%	4.75%
Gross debt	$ 190		$ 190
3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.75%	3.75%	3.75%	3.75%
Gross debt	$ 137		$ 139
3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.90%	3.90%
Gross debt	$ 688		690
6.125% notes due October 2035
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.125%	6.125%
Gross debt	$ 761		764
6.0% notes due August 2040
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.00%	6.00%
Gross debt	$ 620		622
6.25% notes due July 2041
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.25%	6.25%
Gross debt	$ 997		1,001
5.2% notes due March 2042
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.20%	5.20%
Gross debt	$ 500		502
5.4% notes due February 2043
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.40%	5.40%
Gross debt	$ 473		475
Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	4,366		4,383
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt	2,785	$ 2,300	1,423
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Gross debt	0		334
Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt	223		115
Face Value
Disclosure of detailed information about borrowings [line items]
Gross debt		5,906		$ 4,977
Less current portion of debt		(168)		(90)
Borrowings		5,738		4,887
Face Value | 4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Gross debt		150		150
Face Value | 3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Gross debt		108		108
Face Value | 3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Gross debt		550		550
Face Value | 6.125% notes due October 2035
Disclosure of detailed information about borrowings [line items]
Gross debt		609		609
Face Value | 6.0% notes due August 2040
Disclosure of detailed information about borrowings [line items]
Gross debt		490		490
Face Value | 6.25% notes due July 2041
Disclosure of detailed information about borrowings [line items]
Gross debt		795		795
Face Value | 5.2% notes due March 2042
Disclosure of detailed information about borrowings [line items]
Gross debt		399		399
Face Value | 5.4% notes due February 2043
Disclosure of detailed information about borrowings [line items]
Gross debt		377		377
Face Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt		3,478		3,478
Face Value | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt		2,252		1,147
Face Value | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Gross debt		0		262
Face Value | Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 176		$ 90
Fair Value
Disclosure of detailed information about borrowings [line items]
Gross debt	8,570		7,291
Less current portion of debt	(213)		(115)
Borrowings	8,357		7,176
Fair Value | 4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Gross debt	190		195
Fair Value | 3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Gross debt	140		144
Fair Value | 3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Gross debt	751		781
Fair Value | 6.125% notes due October 2035
Disclosure of detailed information about borrowings [line items]
Gross debt	1,005		1,005
Fair Value | 6.0% notes due August 2040
Disclosure of detailed information about borrowings [line items]
Gross debt	795		782
Fair Value | 6.25% notes due July 2041
Disclosure of detailed information about borrowings [line items]
Gross debt	1,349		1,309
Fair Value | 5.2% notes due March 2042
Disclosure of detailed information about borrowings [line items]
Gross debt	602		596
Fair Value | 5.4% notes due February 2043
Disclosure of detailed information about borrowings [line items]
Gross debt	586		571
Fair Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	5,418		5,383
Fair Value | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt	2,929		1,459
Fair Value | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Gross debt	0		334
Fair Value | Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 223		$ 115